Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated October 4, 2011 to the Morgan Stanley Institutional Fund Trust (the "Trust") Prospectus dated January 31, 2011 of:

Mid Cap Growth Portfolio

The second sentence of the third paragraph under the section entitled "Portfolio Summary—Principal Investment Strategies" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

The third sentence of the fourth paragraph under the section entitled "Details of the Portfolio—Process" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

The following is added after the fourth paragraph under the section entitled "Additional Information about the Portfolio's Investment Strategies and Related Risks—Derivatives":

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

October 4, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated October 4, 2011 to the Morgan Stanley Institutional Fund Trust (the "Fund") Statement of Additional Information dated January 31, 2011

The information in the table under the section of the Fund's Statement of Additional Information entitled "The Portfolios' Investments and Strategies" which summarizes the permissible investments for the Mid Cap Growth Portfolio is hereby deleted in its entirety and replaced with the following:

EQUITY AND BALANCED PORTFOLIOS

Mid Cap Growth
Investments

ADRs	✓

Agencies	✓

Asset-Backed Securities

Borrowing	✓

Brady Bonds

Cash Equivalents	✓

CMBS

CMOs

Commercial Paper	✓

Common Stock	✓

Contracts for Difference	✓

Convertibles	✓

Corporates	✓

Depositary Receipts	✓

Derivatives	✓

Emerging Market Securities	✓

Equity Securities	✓

Fixed Income Securities	✓

Floaters

Foreign Currency	✓

Foreign Securities	✓

Forwards	✓

EQUITY AND BALANCED PORTFOLIOS

Mid Cap Growth
Futures	✓

High Yield Securities

Inverse Floaters

Investment Companies	✓

Investment Funds

Investment Grade Securities	✓

Limited Partnerships	✓

Loan Participations and Assignments

Municipals

Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓

Options	✓

Private Investments in Public Equity	✓

Preferred Stock	✓

Public Bank Loans

REITs	✓

Repurchase Agreements	✓

Reverse Repurchase Agreements	✓

Rights	✓

Securities Lending	✓

Short Selling	✓

SMBS

Structured Investments	✓

Swaps	✓

U.S. Government Securities	✓

Warrants	✓

When, As and If Issued Securities, Delayed Delivery Securities and Forward Commitments	✓

EQUITY AND BALANCED PORTFOLIOS

Mid Cap Growth
Yankee and Eurobond Obligations	✓

Zero Coupons	✓

***

The following is added after the thirty-fourth paragraph under the section of the Fund's Statement of Additional Information entitled "Investments and Risks":

Contracts for Difference ("CFDs"). The Mid Cap Growth Portfolio may invest in CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer's initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Portfolio's shares, may be reduced. The Portfolio will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

***

The following is added after the third paragraph under the section of the Fund's Statement of Additional Information entitled "Brokerage Transactions—Portfolio Transactions":

The Adviser and its affiliated investment advisers have established commission sharing arrangements under a commission management program (the "Commission Management Program" or "CMP"), pursuant to which execution and research costs or a portion of those costs are decoupled in accordance with applicable laws, rules and regulations. Under the CMP, the Adviser and its affiliated investment advisers select approved equity brokers (which include the Adviser's affiliates) for execution services and after accumulation of commissions at such brokers, the Adviser and/or its affiliates instruct these approved equity brokers to pay for eligible research provided by executing brokers or third-party research providers, which are selected independently by a Research Services Committee of the Adviser and its affiliated investment advisers. Generally, the Adviser and its affiliated investment advisers will direct the approved equity broker to record research credits based upon a previously agreed-upon allocation and will periodically instruct the approved equity broker to direct specified dollar amounts from that pool to pay for eligible research services provided by third-party research providers and executing brokers. The research credits are pooled among the Adviser and its affiliated investment advisers and allocated from this pool. Likewise, the research services obtained under the CMP are shared among the Adviser and its affiliated investment advisers.

Selection of approved equity brokers for execution is based on three main criteria: access to liquidity, provision of capital and quality of execution. Under the CMP, each approved equity broker is responsible for the payment of fees for research services and obtains the research services pursuant to written agreements between the approved equity broker and the third-party research provider.

The Adviser also effects transactions with brokers which directly pay for research services provided by those brokers in accordance with Section 28(e) of the 1934 Act. These include equity transactions and may include fixed-income transactions effected on an agency basis.

Transactions involving client accounts managed by two or more affiliated investment advisers may be aggregated and executed using the services of broker-dealers that provide third party benefits/research so long as: (i) all client accounts involved in the transaction benefit from one or more of the services offered by such broker-dealer; and (ii) each affiliated investment adviser has approved the use of such broker-dealer and the services provided thereby.

The research services received include those of the nature described above and other services which aid the Adviser in fulfilling its investment decision making responsibilities, including (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Where a particular item has both research and non-research related uses (such as proxy services where both research services and services relating to the administration of the proxy itself are provided), the Adviser will make a reasonable allocation of the cost of the item between research and non-research uses and will only pay for the portion of the cost allocated to research uses with client brokerage transactions.

The Adviser and its affiliated investment advisers make a good faith determination of the value of research services in accordance with Section 28(e) of the 1934 Act, UK Financial Services Authority Rules and other relevant regulatory requirements. Commissions paid to brokers providing research services may be higher than those charged by brokers not providing such services.

Certain investment professionals and other employees of the Adviser are also officers of affiliated investment advisers and may provide investment advisory services to clients of such affiliated investment advisers. The Adviser's personnel also provide research and trading support to personnel of certain affiliated investment advisers. Research related costs may be shared by affiliated investment advisers and may benefit the clients of such affiliated investment advisers. Research services that benefit the Adviser may be received in connection with commissions generated by clients of its affiliated investment advisers. Similarly, research services received in connection with commissions generated by the Adviser's clients may benefit affiliated investment advisers and their clients. Moreover, research services provided by broker-dealers through which the Adviser effects transactions for a particular account may be used by the Adviser and/or an affiliated investment adviser in servicing its other accounts and not all such research services may be used for the benefit of the particular client, which pays the brokerage commission giving rise to the receipt of such research services.

Please retain this supplement for future reference.